Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	COMMUNICATION SERVICES — 5.0%
1,329	Alphabet, Inc. - Class A*	$2,165,646
1,329	Alphabet, Inc. - Class C*	2,171,825
23,568	IAC/InterActiveCorp*	3,134,308
5,864	Netflix, Inc.*	3,105,340
		10,577,119
	CONSUMER DISCRETIONARY — 10.9%
2,524	Amazon.com, Inc.*	8,710,223
32,003	Five Below, Inc.*	3,502,728
81,966	Gentex Corp.	2,217,180
46,124	Grand Canyon Education, Inc.*	4,337,501
52,821	Starbucks Corp.	4,461,790
		23,229,422
	HEALTH CARE — 20.6%
19,467	Amedisys, Inc.*	4,709,067
8,500	Chemed Corp.	4,395,435
24,741	Danaher Corp.	5,108,274
10,221	IDEXX Laboratories, Inc.*	3,997,024
20,486	Neogen Corp.*	1,561,033
48,981	Roche Holding A.G. - ADR[1]	2,140,470
21,371	Teladoc Health, Inc.*	4,609,511
12,388	UnitedHealth Group, Inc.	3,871,870
25,445	Veeva Systems, Inc. - Class A*	7,182,360
22,058	West Pharmaceutical Services, Inc.	6,263,590
		43,838,634
	INDUSTRIALS — 23.3%
28,272	A.O. Smith Corp.	1,384,480
10,511	CoStar Group, Inc.*	8,919,635
118,591	Fastenal Co.	5,794,356
119,977	Healthcare Services Group, Inc.	2,495,522
47,371	HEICO Corp.	5,207,020
53,806	IHS Markit Ltd.[1]	4,300,176
31,656	Proto Labs, Inc.*	4,653,432
99,471	Ritchie Bros Auctioneers, Inc.[1]	5,814,080
98,594	Rollins, Inc.	5,436,473
29,187	Verisk Analytics, Inc. - Class A	5,448,337
		49,453,511
	INFORMATION TECHNOLOGY — 35.2%
37,017	2U, Inc.*	1,532,134
34,614	Analog Devices, Inc.	4,045,684
15,269	ANSYS, Inc.*	5,176,344
46,836	Blackline, Inc.*	4,092,061

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
44,027	Fiserv, Inc.*	$4,384,209
37,160	Globant S.A.*,1	6,598,873
22,363	Guidewire Software, Inc.*	2,511,588
48,814	Microsoft Corp.	11,009,021
65,881	National Instruments Corp.	2,364,469
8,063	NVIDIA Corp.	4,313,544
18,294	Paycom Software, Inc.*	5,478,321
76,213	Pluralsight, Inc. - Class A*	1,458,717
28,539	salesforce.com, Inc.*	7,781,158
8,713	ServiceNow, Inc.*	4,199,840
18,631	Tyler Technologies, Inc.*	6,433,471
16,308	Visa, Inc. - Class A	3,457,133
		74,836,567
	MATERIALS — 3.5%
25,266	Ecolab, Inc.	4,979,423
9,851	Linde PLC[1]	2,460,189
		7,439,612
	TOTAL COMMON STOCKS
	(Cost $118,897,200)	209,374,865
	SHORT-TERM INVESTMENTS — 1.4%
2,955,129	Fidelity Institutional Treasury Fund, 0.01%[2]	2,955,129
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,955,129)	2,955,129
	TOTAL INVESTMENTS — 99.9%
	(Cost $121,852,329)	212,329,994
	Other Assets Less Liabilities — 0.1%	111,960
	NET ASSETS — 100.0%	$212,441,954

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.